                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07657

                       Oppenheimer Developing Markets Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                              Shares               Value
                                                          -------------      ----------------
COMMON STOCKS--88.0%
CONSUMER DISCRETIONARY--8.1%
AUTOMOBILES--0.7%
PT Astra International Tbk                                   22,815,000      $     46,117,784
                                                                             ----------------
DISTRIBUTORS--1.3%
China Resources Enterprise Ltd.                              40,467,000            89,053,761
                                                                             ----------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Jollibee Foods Corp.                                         27,263,600            27,646,621
Shangri-La Asia Ltd.                                         13,374,000            20,846,211
                                                                             ----------------
                                                                                   48,492,832
                                                                             ----------------
HOUSEHOLD DURABLES--0.7%
Corporacion GEO SA de CV, Series B(1)                         6,825,200            11,865,858
Cyrela Brazil Realty SA Empreendimentos e Participacoes       3,040,000            23,051,840
SARE Holding SA de CV, Cl. B(1, 2)                           34,880,970            10,857,271
                                                                             ----------------
                                                                                   45,774,969
                                                                             ----------------
INTERNET & CATALOG RETAIL--0.9%
B2W Compania Global do Varejo                                 2,894,000            60,186,257
                                                                             ----------------
MEDIA--3.6%
Corporacion Interamericana de Entretenimiento SA de
   CV, Cl. B(1, 3)                                            6,869,761             3,207,488
Grupo Televisa SA, Sponsored GDR                              5,851,093           104,032,434
Television Broadcasts Ltd.                                   15,459,000            64,011,597
Zee Entertainment Enterprises Ltd.                           19,470,773            70,344,579
                                                                             ----------------
                                                                                  241,596,098
                                                                             ----------------
MULTILINE RETAIL--0.2%
S.A.C.I. Falabella SA                                         2,440,770             9,513,725
                                                                             ----------------
CONSUMER STAPLES--16.5%
BEVERAGES--5.5%
Anadolu Efes Biracilik ve Malt Sanayii AS                     3,877,864            31,802,499
Carlsberg AS, Cl. B                                           1,076,700            68,871,902
Fomento Economico Mexicano SA de CV, Sponsored ADR              798,500            26,102,965
Fomento Economico Mexicano SA de CV, UBD                     23,785,500            77,647,776
Grupo Modelo SA de CV, Series C(1)                            8,714,700            29,778,974
ABMiller plc                                                  6,572,720           134,492,703
                                                                             ----------------
                                                                                  368,696,819
                                                                             ----------------
FOOD & STAPLES RETAILING--7.7%
BIM Birlesik Magazalar AS                                       917,629            29,161,939
Cencosud SA                                                  48,247,024           124,513,989
Jeronimo Martins SGPS SA                                      4,679,160            31,485,661
Magnit                                                        3,767,766           136,204,741
President Chain Store Corp.                                  10,033,074            25,899,363
Shinsegae Department Store Co.                                  248,511            87,156,133


                     1 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

Wal-Mart de Mexico SAB de CV, Series V                       26,887,818            79,140,655
                                                                             ----------------
                                                                                  513,562,481
                                                                             ----------------
FOOD PRODUCTS--0.5%
Tiger Brands Ltd.                                             1,899,327            33,369,036
                                                                             ----------------
HOUSEHOLD PRODUCTS--0.2%
Hindustan Unilever Ltd.                                       1,032,690             5,058,789

                                                              Shares               Value
                                                          -------------      ----------------
COMMON STOCKS CONTINUED
HOUSEHOLD PRODUCTS CONTINUED
Unilever Indonesia Tbk                                        8,242,500      $      6,288,010
                                                                             ----------------
                                                                                   11,346,799
                                                                             ----------------
PERSONAL PRODUCTS--2.2%
Natura Cosmeticos SA                                          7,628,600            98,323,489
Oriflame Cosmetics SA                                         1,006,768            44,789,020
                                                                             ----------------
                                                                                  143,112,509
                                                                             ----------------
TOBACCO--0.4%
Eastern Tobacco Co.                                             448,566            14,989,700
ITC Ltd.                                                      2,877,800            11,217,404
                                                                             ----------------
                                                                                   26,207,104
                                                                             ----------------
ENERGY--7.3%
ENERGY EQUIPMENT & SERVICES--1.0%
Tenaris SA, ADR                                               2,221,767            67,919,417
                                                                             ----------------
OIL, GAS & CONSUMABLE FUELS--6.3%
China Shenhua Energy Co. Ltd.                                18,032,000            60,202,350
CNOOC Ltd.                                                   56,279,000            74,400,588
DNO International ASA(1)                                     25,059,544            32,320,789
NovaTek OAO, Sponsored GDR(4)                                 1,596,539            83,977,951
OAO Gazprom, Sponsored ADR                                    5,665,400           133,079,532
Petroleo Brasileiro SA, ADR                                     704,282            31,009,536
                                                                             ----------------
                                                                                  414,990,746
                                                                             ----------------
FINANCIALS--19.8%
CAPITAL MARKETS--1.8%
Eqyptian Financial Group-Hermes Holding SAE                   8,335,822            33,612,585
Mirae Asset Securities Co. Ltd.                               1,082,433            65,649,882
Yuanta Fianancial Holding Co. Ltd.                           25,076,000            18,826,011
                                                                             ----------------
                                                                                  118,088,478
                                                                             ----------------
COMMERCIAL BANKS--7.9%
Banco Santander Chile SA                                  1,078,366,889            42,608,783
Bancolombia SA, Sponsored ADR                                 1,127,200            32,350,640
Commercial International Bank                                 7,629,874            61,845,137
Commercial International Bank, Sponsored GDR(4)                 320,693             2,578,364
Credicorp Ltd.                                                  593,700            35,752,614
HDFC Bank Ltd., ADR(1)                                        1,798,658           178,966,471


                     2 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

Itau Unibanco Holding SA, ADR                                   588,600             9,447,030
PT Bank Central Asia Tbk                                     99,065,100            32,492,198
Standard Bank Group Ltd.                                      7,741,441            80,823,644
Yapi ve Kredi Bankasi AS(1)                                  32,263,300            49,802,778
                                                                             ----------------
                                                                                  526,667,659
                                                                             ----------------
CONSUMER FINANCE--0.1%
Kiatnakin Bank Public Co. Ltd.                               21,707,820            10,709,512
                                                                             ----------------
DIVERSIFIED FINANCIAL SERVICES--4.9%
BM&F BOVESPA SA                                              19,215,898           110,162,294
Haci Omer Sabanci Holding AS                                 16,321,193            50,341,198
Hong Kong Exchanges & Clearing Ltd.                          10,509,000           162,717,629

                                                              Shares               Value
                                                          -------------      ----------------
COMMON STOCKS CONTINUED
DIVERSIFIED FINANCIAL SERVICES CONTINUED
JSE Ltd.                                                        646,631      $      4,021,531
                                                                             ----------------
                                                                                  327,242,652
                                                                             ----------------
INSURANCE--0.2%
Aksigorta AS                                                  5,840,186            13,843,525
                                                                             ----------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--3.0%
Hang Lung Properties Ltd.                                    21,201,000            71,652,256
IRSA Inversiones y Representaciones SA, Sponsored
GDR(1)                                                          246,700             1,110,150
SM Prime Holdings, Inc.(2)                                  677,217,737           124,470,145
                                                                             ----------------
                                                                                  197,232,551
                                                                             ----------------
THRIFTS & MORTGAGE FINANCE--1.9%
Housing Development Finance Corp. Ltd.                        2,758,717           127,621,767
                                                                             ----------------
HEALTH CARE--1.0%
HEALTH CARE PROVIDERS & SERVICES--0.3%
Diagnosticos da America(1)                                      995,100            17,195,263
                                                                             ----------------
LIFE SCIENCES TOOLS & SERVICES--0.6%
Divi's Laboratories Ltd.                                      1,585,634            39,043,339
                                                                             ----------------
PHARMACEUTICALS--0.1%
Adcock Ingram Holdings Ltd.(1)                                1,328,827             7,014,924
                                                                             ----------------
INDUSTRIALS--4.5%
AEROSPACE & DEFENSE--0.9%
Empresa Brasileira de Aeronautica SA, ADR                     3,069,287            58,868,925
                                                                             ----------------
CONSTRUCTION & ENGINEERING--1.6%
GS Engineering & Construction Corp.                             231,642            14,947,813
Hyundai Development Co.                                         556,520            18,297,076
Hyundai Engineering & Construction Co. Ltd.                     955,462            49,339,962
Orascom Construction Industries                                 622,200            22,991,375
                                                                             ----------------
                                                                                  105,576,226
                                                                             ----------------
ELECTRICAL EQUIPMENT--0.2%
ABB Ltd.                                                        973,287            13,493,098
                                                                             ----------------
INDUSTRIAL CONGLOMERATES--1.0%


                     3 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

Enka Insaat ve Sanayi AS                                     13,710,353            67,133,485
                                                                             ----------------
MACHINERY--0.3%
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares           22,880,880            24,072,905
                                                                             ----------------
ROAD & RAIL--0.5%
All America Latina Logistica                                  5,268,000            30,736,247
                                                                             ----------------
INFORMATION TECHNOLOGY--17.7%
COMPUTERS & PERIPHERALS--0.4%
High Tech Computer Corp.                                      1,756,000            28,459,611
                                                                             ----------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Synnex Technology International Corp.                         5,351,206             8,846,667
                                                                             ----------------
INTERNET SOFTWARE & SERVICES--5.2%
Baidu, Inc., ADR(1)                                              58,900            15,546,655
Netease.com, Inc., ADR(1)                                       178,500             6,172,530
NHN Corp.(1)                                                    758,293           120,848,290
SINA Corp.(1, 2)                                              3,467,900            97,482,669
Sohu.com, Inc.(1)                                               378,800            23,917,432

                                                              Shares               Value
                                                          -------------      ----------------
COMMON STOCKS CONTINUED
INTERNET SOFTWARE & SERVICES CONTINUED
Tencent Holdings Ltd.                                         7,183,000      $     80,456,941
                                                                             ----------------
                                                                                  344,424,517
                                                                             ----------------
IT SERVICES--6.0%
Infosys Technologies Ltd.                                     9,525,504           325,812,396
Infosys Technologies Ltd., Sponsored ADR                        300,400            10,387,832
Tata Consultancy Services Ltd.                                3,177,103            47,513,250
Travelsky Technology Ltd., Cl. H                             29,964,000            15,731,366
                                                                             ----------------
                                                                                  399,444,844
                                                                             ----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.0%
Epistar Corp.                                                22,372,000            66,798,157
MediaTek, Inc.                                               13,741,628           170,776,167
Taiwan Semiconductor Manufacturing Co. Ltd.                  84,689,000           158,963,493
                                                                             ----------------
                                                                                  396,537,817
                                                                             ----------------
MATERIALS--3.4%
CHEMICALS--0.2%
Sociedad Quimica y Minera Chile SA, Sponsored ADR               326,100            11,856,996
                                                                             ----------------
METALS & MINING--3.2%
Anglo American plc                                            2,469,360            72,279,532
Anglo Platinum Ltd.                                             910,693            63,510,420
Impala Platinum Holdings Ltd.                                 2,564,480            62,210,236
JSC Mining & Metallurgical Co. Norilsk Nickel, ADR(1)         1,706,700            19,578,761
                                                                             ----------------
                                                                                  217,578,949
                                                                             ----------------
TELECOMMUNICATION SERVICES--9.7%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%


                     4 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

China Unicom Ltd.(1)                                        113,326,000           140,184,741
PT Telekomunikasi Indonesia Tbk                             145,679,900           105,832,898
                                                                             ----------------
                                                                                  246,017,639
                                                                             ----------------
WIRELESS TELECOMMUNICATION SERVICES--6.0%
America Movil SAB de CV, ADR, Series L                        2,064,800            79,143,784
MTN Group Ltd.                                                2,711,200            39,536,260
Orascom Telecom Holding SAE                                  24,747,719           148,067,672
Turkcell Iletisim Hizmetleri AS                              25,378,800           136,035,381
                                                                             ----------------
                                                                                  402,783,097
                                                                             ----------------
Total Common Stocks (Cost $5,469,910,849)                                       5,860,431,030
                                                                             ----------------
PREFERRED STOCKS--6.3%
Companhia de Bebidas das Americas, Sponsored ADR,
   Preference                                                   720,800            47,212,400
Lojas Americanas SA, Preference                              23,089,300           108,663,813
Net Servicos de Comunicacao SA, Preference(1)                 5,255,271            52,082,631
Petroleo Brasileiro SA, Sponsored ADR, Preference             3,741,700           130,847,249
Vale SA, ADR, Preference                                      5,050,100            81,963,123
                                                                             ----------------
Total Preferred Stocks (Cost $418,114,319)                                        420,769,216
                                                                             ----------------

                                                            Principal
                                                              Amount
                                                          -------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
Trent Ltd., 2% Sec. Debs., 7/7/10 (Cost $744,778)            32,425,500INR   $        751,537

                                                              Units               Value
                                                          -------------      ----------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Trent Ltd. Wts., Strike Price 650INR, Exp. 1/7/10(1, 3)
   (Cost $0)                                                     63,757      $         41,422

                                                              Shares
                                                          -------------
INVESTMENT COMPANIES--5.3%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
   Shares, 0.09%(5)                                             525,696               525,696
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.60%(2, 5)                                              349,836,177           349,836,177
                                                                             ----------------
Total Investment Companies (Cost $350,361,873)                                    350,361,873
                                                                             ----------------
Total Investments, at Value (Cost $6,239,131,819)                  99.6%        6,632,355,078
                                                                             ----------------
Other Assets Net of Liabilities                                     0.4            25,240,600
                                                                             ----------------
Net Assets                                                        100.0%     $  6,657,595,678


                     5 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

Footnotes to Statement of Investments

Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currency:

INR  Indian Rupee

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                     SHARES                                          SHARES
                                   AUGUST 31,        GROSS           GROSS           MAY 31,
                                     2008          ADDITIONS       REDUCTIONS         2009
                                  -----------   --------------   --------------   ------------
OFI Liquid Assets Fund, LLC       485,060,725      336,035,116      821,095,841             --
Oppenheimer Institutional Money
   Market Fund, Cl. E             385,207,278    1,732,015,554    1,767,386,655    349,836,177
Realtek Semiconductor Corp.        23,661,960               --       23,661,960             --
SARE Holding SA de CV, Cl. B       34,880,970               --               --     34,880,970
SINA Corp.                          3,650,200          240,000          422,300      3,467,900
SM Prime Holdings, Inc.           633,311,737       73,177,000       29,271,000    677,217,737
S-OIL Corp., Preference               214,809               --          214,809             --
Varitronix International Ltd.      20,629,000               --       20,629,000             --

                                                                   REALIZED
                                      VALUE        INCOME            LOSS
                                  ------------   -----------     -----------
OFI Liquid Assets Fund, LLC       $         --   $   844,920(a)  $        --
Oppenheimer Institutional Money
   Market Fund, Cl. E              349,836,177     2,094,186              --
Realtek Semiconductor Corp.                 --            --      43,736,888
SARE Holding SA de CV, Cl. B        10,857,271            --              --
SINA Corp.                          97,482,669            --       9,450,017
SM Prime Holdings, Inc.            124,470,145     2,574,157         548,181
S-OIL Corp., Preference                     --       194,199       5,796,667
Varitronix International Ltd.               --       318,318       9,056,263
                                  ------------   -----------     -----------
                                  $582,646,262   $ 6,025,780     $68,588,016
                                  ============   ===========     ===========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(3.) Illiquid security. The aggregate value of illiquid securities as of May 31, 2009 was $3,248,910, which represents 0.05% of the Fund's net assets. See accompanying Notes.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $86,556,315 or 1.30% of the Fund's net assets as of May 31, 2009.

(5.) Rate shown is the 7-day yield as of May 31, 2009.

VALUATION INPUTS


                     6 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investment was determined based on the following inputs as of May 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $3,614,029,186         $--
Level 2--Other Significant Observable Inputs    3,018,325,892          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   Total                                       $6,632,355,078         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:


                     7 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

Geographic Holdings             Value       Percent
-------------------        --------------   -------
Brazil                     $  859,750,097     13.0%
India                         830,251,884     12.5
Hong Kong                     602,020,572      9.1
Taiwan                        478,569,469      7.2
Mexico                        421,777,205      6.4
Turkey                        378,120,805      5.7
United States                 374,279,305      5.6
Russia                        372,840,985      5.6
Korea, Republic of South      356,239,156      5.4
South Africa                  290,486,051      4.4
Egypt                         284,084,833      4.3
United Kingdom                206,772,235      3.1
Cayman Islands                199,658,795      3.0
Indonesia                     190,730,890      2.9
Chile                         188,493,493      2.8
Philippines                   152,116,766      2.3
Luxembourg                    112,708,437      1.7
China                         100,006,621      1.5
Denmark                        68,871,902      1.0
Peru                           35,752,614      0.5
Colombia                       32,350,640      0.5
Norway                         32,320,789      0.5
Portugal                       31,485,661      0.5
Bermuda                        20,846,211      0.3
Thailand                       10,709,512      0.2
Argentina                       1,110,150      0.0
                           --------------    -----
Total                      $6,632,355,078    100.0%

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                     8 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies


                     9 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities.


                     10 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

As of May 31, 2009, the Fund had no outstanding forward contracts.

ILLIQUID SECURITIES

As of May 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


                     11 | Oppenheimer Developing Markets Fund

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $6,255,076,006
Federal tax cost of other investments       39,681,938
                                        --------------
Total federal tax cost                  $6,294,757,944
                                        ==============
Gross unrealized appreciation           $1,287,379,046
Gross unrealized depreciation             (909,966,153)
                                        --------------
Net unrealized appreciation             $  377,412,893
                                        ==============


                     12 | Oppenheimer Developing Markets Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund


By: /s/ John V. Murphy
    ---------------------------------
John V. Murphy
Principal Executive Officer

Date: 07/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
John V. Murphy
Principal Executive Officer

Date: 07/13/2009


By: /s/ Brian W. Wixted
    ---------------------------------
Brian W. Wixted
Principal Financial Officer

Date: 07/13/2009